Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Current assets
Cash		$ 13		$ 47		$ 510
Other receivables		0		12		58
Prepaid expenses		2,319		2,977		33
Total current assets		2,332		3,036		601
Forward option-prepaid forward contracts, net		0		1,729		0
Other assets		2		2		2
Total assets		2,334		4,767		603
Current liabilities
Accounts payable		4,355		1,927		85
Accrued expenses		1,095		2,245		186
Contingent upfront payment for license agreement		100		0
Notes payable		5,907		1,178		0
Convertible notes - related party, net of discount				0		2,378
Convertible notes		2,230		0
Warrants liability		95		0
Convertible notes derivative liability				0		471
Total current liabilities		13,782		5,350		3,120
Notes payable		0		7,652		0
Convertible notes - related party, net of discount, net of current portion				0		181
Government loans				0		63
Convertible notes derivative liability, net of current portion				0		55
Total liabilities		13,782		13,002		3,419
Commitments and contingencies (see Note 13)
Stockholders' deficit
Common stock	[1]	2		1
Additional paid-in capital		96,806	[1]	91,089	[2]	73,495	[2]
Accumulated deficit		(108,256)	[1]	(99,325)	[2]	(76,312)	[2]
Total stockholders' deficit		(11,448)	[1]	(8,235)	[2]	(2,816)	[2]
Total liabilities, convertible preferred stock and stockholders' deficit		$ 2,334		4,767		603
Class A Common Stock [Member]
Stockholders' deficit
Common stock	[2]			$ 1		$ 1

[1]	Retroactively restated to give effect to the reverse recapitalization
[2]	Retroactively restated to give effect to the reverse recapitalization